Commitments, Significant Contracts and Contingencies (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2020	Sep. 01, 2019
Right Of Use Asset [Abstract]
Balance September 1, 2019	$ 0	$ 126,920	$ 160,289
Total lease assets	0
Amortization	(33,369)
Total lease assets	126,920
Operating Lease Liabilities [Abstract]
Balance September 1, 2019	125,431	$ 125,431	$ 158,773
Lease payments	(43,764)
Interest accretion	10,423
Total lease liabilities	125,431
Operating lease cost as at August 31, 2020	126,920
Operating cash flows for lease	$ 43,764
Remaining lease term		3 years 1 month 6 days
Discount rate		7.25%